Variable Interest Entities (Unconsolidated) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Financing receivables	$ 12,052	$ 13,445
Investment in Unconsolidated VIEs [Member]
Variable Interest Entity [Line Items]
Other assets and investment securities	745	704
Financing receivables	13	109
Total investment	758	813
Contractual obligations to fund new investments, guarantees or lines of credit	29	11
Total	$ 787	$ 824